Fair values of financial assets and liabilities - Schedule of Carrying Values and Fair Values of Financial Assets and Liabilities (Details) - GBP (£) £ in Millions	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Financial assets
Loans and advances to banks	£ 8,138	£ 7,236
Loans and advances to customers	491,678	481,463	£ 471,598
Reverse repurchase agreements	54,351	50,986
Debt securities	16,635	13,987
Financial liabilities
Deposits from banks	8,208	5,779
Customer deposits	500,859	496,457	493,932
Repurchase agreements at amortised cost	45,400	38,570
Debt securities in issue at amortised cost	90,853	78,271
Subordinated liabilities	9,235	9,894	£ 10,661	£ 10,089
Gross carrying amount
Financial assets
Loans and advances to banks	8,138	7,236
Loans and advances to customers	491,678	481,463
Reverse repurchase agreements	54,351	50,986
Debt securities	16,635	13,987
Financial liabilities
Deposits from banks	8,208	5,779
Customer deposits	500,859	496,457
Repurchase agreements at amortised cost	45,400	38,570
Debt securities in issue at amortised cost	90,853	78,271
Subordinated liabilities	9,235	9,894
Fair value
Financial assets
Loans and advances to banks	8,137	7,235
Loans and advances to customers	487,031	480,703
Reverse repurchase agreements	54,351	50,986
Debt securities	16,567	14,082
Financial liabilities
Deposits from banks	8,208	5,779
Customer deposits	501,324	497,849
Repurchase agreements at amortised cost	45,400	38,570
Debt securities in issue at amortised cost	91,190	78,900
Subordinated liabilities	£ 10,731	£ 11,475